January 31, 2014

VIA COURIER AND EDGAR

Re:	La Quinta Holdings Inc.
Draft Registration Statement on Form S-1
Submitted December 23, 2013
CIK No. 0001594617

Jennifer Gowetski

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Dear Ms. Gowetski:

On behalf of La Quinta Holdings Inc. (“La Quinta”), we hereby confidentially submit to the staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission Amendment No. 1 to the above-referenced Draft Registration Statement (“Amendment No. 1”), marked to show changes from the Draft Registration Statement submitted on December 23, 2013. La Quinta has revised the Draft Registration Statement in response to the Staff’s comments and to reflect certain other changes.

In addition, we are providing the following responses to the Staff’s comment letter, dated January 16, 2014, regarding the Draft Registration Statement. To assist your review, we have retyped the text of the Staff’s comments in italics below. Please note that all references to page numbers in our responses refer to the page numbers of Amendment No. 1. The responses and information described below are based upon information provided to us by La Quinta.

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General

1.	Please provide us with copies of any graphics, maps, photographs, and related captions or other artwork including logos that you intend to use in the prospectus. Such graphics and pictorial representations should not be included in any preliminary prospectus distributed to prospective investors prior to our review.

La Quinta respectfully acknowledges the Staff’s comment. La Quinta will provide copies of any graphics, maps, photographs, and related captions or other artwork or logos as promptly as practicable in a subsequent filing to allow the Staff sufficient time to review prior to the distribution of preliminary prospectuses.

2.	Please provide us with support for all quantitative and qualitative business and industry data used in the registration statement, including, but not limited to, market research data prepared by Smith Travel Research and PKF Hospitality Research, LLC. The requested information should be filed as EDGAR correspondence or, alternatively, should be sent in paper form accompanied by a cover letter indicating that the material is being provided pursuant to Securities Act Rule 418 and that such material should be returned to the registrant upon completion of the staff review process. Please highlight the specific portions of each document that you are relying upon so that we can reference them easily. In addition, please confirm to us, if true, that any third party data included in the registration statement was not prepared for or commissioned by you or your affiliates.

La Quinta is supplementally providing the Staff with a binder that contains copies of materials, with highlights to facilitate reference to the relevant statements, which support the business and industry data used in the Draft Registration Statement (the “Supporting Materials”).

Pursuant to Rule 418(b) under the Securities Act of 1933, as amended, the Supporting Materials are being provided to the Staff on a supplemental basis only under separate cover and are not to be filed with or deemed part of or included in the Draft Registration Statement. Pursuant to Rule 418, and on behalf of La Quinta, we request that the Supporting Materials be returned to La Quinta upon completion of your review thereof. Please contact us when you have completed your review and we will arrange for the Supporting Materials to be picked up from you.

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3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

La Quinta confirms that (i) no written communications have been presented by La Quinta or on its behalf to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”) and (ii) no research reports about La Quinta have been published or distributed by any broker or dealer that is participating in the offering in reliance upon Section 2(a)(3) of the Securities Act. La Quinta will supplementally provide to the Staff any such communications or reports in the event they are used prior to the consummation of the offering.

4.	We note that although a table has been provided for dilution and pro forma financial information, you have not yet populated these tables with quantitative information within your draft submission. We will review this information when provided and will issue additional comments at that time.

La Quinta respectfully acknowledges the Staff’s comment and will populate these tables with quantitative information as promptly as practicable in a subsequent submission or filing.

Inside Front Cover Page

5.	Please move the dealer prospectus delivery obligation legend to the outside back cover page pursuant to Item 502(b) of Regulation S-K or advise.

La Quinta has moved the dealer prospectus delivery obligation legend from the inside front cover page to the outside back cover page.

Company overview, page 1

6.	We note your statement that your percentage growth of number of hotels over the last ten years has significantly outpaced the growth of your main STR competitive set. We also note your disclosure on page 2 that your competitive set most often includes Comfort, Holiday Inn Express and/or Hampton. Please revise to clarify whether these three brands are the main competitive set to which you are referring on page 1 and clarify what you mean by “and/or” Hampton. In addition, please explain whether you are comparing growth solely in terms of franchise hotels or whether the brands in your competitive set are adding owned and operated hotels. As applicable, please balance your disclosure to briefly explain how growth in the number of hotels does not directly correlate to growth in revenues or net income.

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La Quinta has revised page 1 to clarify the brands in its main STR competitive set and to indicate that it is comparing percentage growth in terms of hotels franchised, owned and operated by such brands. La Quinta has also enhanced its disclosure on page 79 to explain that, to the extent its system grows through an increase in number of franchised hotels, its revenues will increase at a significantly slower rate than the increase in number of hotels.

7.	We note that you have a pipeline of 175 franchised hotels as of September 30, 2013. Please balance this disclosure by including the anticipated timeline for these franchised hotels and quantify, if applicable, any costs associated with this pipeline.

La Quinta has revised pages 2 and 3 to include the anticipated timeline for its pipeline of franchised hotels. La Quinta respectfully advises the Staff that, since the pipeline only includes franchised hotels, there is no significant cost to La Quinta associated with its pipeline and has revised page 79 accordingly.

8.	Under your description of your strategic repositioning plan, we note your references to your “RevPAR penetration” and your “RevPAR Index.” Please revise to briefly explain what you mean by these terms and how you calculate such figures.

La Quinta respectfully advises the Staff that “RevPAR penetration” and “RevPAR Index” refer to the same operating statistic. La Quinta has revised page 2 to include an explanation of RevPAR Index, including how it is calculated. La Quinta has further revised pages 3 and 113 to replace references to “RevPAR penetration” with references to “RevPAR Index”.

9.	We note your references on page 3 to your RevPAR growth and your estimate regarding each $1 increase in ADR and its impact on Adjusted EBITDA. Please supplementally provide us support for the calculation of your RevPAR growth as well as the calculation relating to each $1 increase in ADR and its impact on Adjusted EBITDA.

La Quinta respectfully advises the Staff that the tab labeled “Comment 9” of the Supporting Materials referred to in response to 2 above includes support for the matters identified in the Staff’s comment.

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Highly experienced and successful management team, page 5

10.	We note your disclosure that management “has over 190 years of lodging experience.” Please note that it is not appropriate to aggregate management’s experience. Please revise accordingly.

La Quinta has revised pages 5 and 116 to remove the references to management’s aggregate experience.

Continue to increase La Quinta brand awareness, page 6

11.	Please revise to define “BMF” when the term is first used. We note your definition of the term on page 70.

La Quinta has moved the definition of “BMF” from page 74 to page 7.

Investment risks, page 8

12.	Please revise the last bulleted item on page 9 to disclose your total indebtedness. Additionally, per your disclosure on page 97, please disclose here that all of your secured debt matures in July 2014, that you do not expect to have sufficient cash on hand to pay the debt in full, and that you intend to refinance.

La Quinta has revised pages 9 and 10 to address each of the matters identified in the Staff’s comment. La Quinta respectfully advises the Staff that it expects to further revise the disclosure prior to the offering to reflect the status of its refinancing efforts.

13.	Please revise the bulleted item on page 10 to quantify your sponsor’s post-offering ownership stake in the company. Please also revise to briefly discuss the corporate governance risks associated with you being a “controlled company” and the market price risk of future sales of the sponsor’s holdings.

La Quinta has revised page 10 to address each of the matters identified in the Staff’s comment, except the exact percentage ownership will not be known until the size of the offering is determined, at which time the percentage will be inserted.

14.	We note that your hotels are geographically concentrated. Please revise, in the summary and on page 22, to clarify, if true, that approximately 25% of your hotel rooms are located in Texas.

La Quinta has revised pages 9 and 26 to include the percentage of hotel rooms in its system located in Texas.

Our pre-IPO transactions and organizational structure, page 10

15.	We note you expect to effect a series of transactions that will occur prior to and/or concurrently with the closing of this offering. Please revise to briefly explain the material terms of these transactions and include an organization chart, which identifies each entity.

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La Quinta has revised pages 12 through 14 to describe the material transactions and material entities referred to in the Staff’s comment.

16.	We note your disclosure on page 11 that some of your existing entities operated as REITs. Please revise this section to clarify, if true, that subsequent to the completion of your pre-IPO transactions, neither you nor your subsidiaries will be a REIT, and that you will be taxed as a “C” corporation at the federal and state level.

La Quinta has revised page 13 to clarify that upon completion of the Pre-IPO Transactions, neither it nor any of its subsidiaries will be operated as a REIT, and that La Quinta will be taxed as a “C” corporation for federal and state tax purposes.

A number of our owned hotels are subject to ground leases . . ., page 33

17.	We note that all of your ground leases and ground subleases will expire between 2014 and 2102. Please revise to break out the number of ground leases and ground subleases that will expire in the next three years.

La Quinta has revised page 37 to include the number of ground leases and ground subleases that will expire in the next three years.

We are currently under audit by the Internal Revenue Service . . ., page 41

18.	Please revise your risk factor disclosure to identify the entities being audited.

La Quinta has revised page 45 to identify the entities being audited by the Internal Revenue Service.

Risks relating to our indebtedness, page 43

19.	Please revise your risk factor disclosure on pages 43 and 44 to disclose, if true, that all of your secured debt matures in July 2014, you do not expect to have sufficient cash on hand to pay the debt in full and you intend to refinance.

La Quinta has revised page 47 to address the matters identified by the Staff’s comment. La Quinta respectfully advises the Staff that it expects to further revise the disclosure prior to the offering to reflect the status of its refinancing efforts.

Affiliates of our Sponsor control us . . ., page 45

20.	We note your risk factor disclosure on page 45 that so long as your sponsor owns “a significant percentage” of your stock, your sponsor will be able to significantly influence the composition of your board of directors and the approval of actions requiring shareholder approval. Please revise your disclosure to quantify the “significant percentage.”

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La Quinta has revised page 49 to address the matters identified by the Staff’s comment.

Our pre-IPO transactions and organizational structure, page 54

21.	Please provide greater detail concerning your current corporate structure before giving effect to the pre-IPO transactions. For example, please identify which of the existing entities are REITs, and for each existing entity, please clarify whether it will be merged, liquidated, or converted into a limited liability company. Additionally, please identify the investment funds affiliated with your sponsor to which you are referring, or advise.

La Quinta has revised pages 58 and 59 to further describe its corporate structure prior to the Pre-IPO Transactions and to provide greater detail about the steps in its Pre-IPO Transactions. Further, La Quinta respectfully advises the Staff that the Existing Entities are currently owned by seventeen real estate investment fund entities and other entities affiliated with its Sponsor or its management. La Quinta has revised the disclosure on page 58 to name the two principal real estate investment fund entities affiliated with its Sponsor but believes that naming each of the other entities may confuse investors.

Use of proceeds, page 56

22.	We note your disclosure on page 56 that you intend to use the net proceeds from this offering to repay certain of your then outstanding indebtedness and that any remaining net proceeds will be used for general corporate purposes. Please revise to provide the approximate amount intended to be used for each purpose. In addition, please revise to set forth the interest rate and maturity of the indebtedness. Please refer to Item 504 of Regulation S-K.

La Quinta respectfully acknowledges the Staff’s comment and advises the Staff that it will revise its disclosure to include the requested information, some of which is not yet available or has not yet been determined, in a subsequent filing.

Capitalization, page 58

23.	Please tell us the basis for including restricted cash and cash equivalents within your table of cash and cash equivalents and capitalization as of September 30, 2013 given the nature of the restrictions disclosed elsewhere in your filing.

La Quinta acknowledges that restricted cash and cash equivalents is not a component of its capitalization, and it has enhanced the disclosure on pages 62 and 63 to so clarify. Restricted cash and cash equivalents is a significant portion of La Quinta’s total assets and La Quinta believes this information is meaningful to investors and has included an explanatory footnote with additional details.

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Dilution, page 60

24.	Please revise the table on page 61 to break out officers, directors, promoters and affiliated persons or advise. Refer to Item 506 of Regulation S-K.

La Quinta acknowledges the Staff’s comment and respectfully advises the Staff that it expects that there will be a substantial disparity between the public offering price and the price paid by each of the officers, directors, promoters and affiliated persons of La Quinta. As such, La Quinta believes that by disclosing this information on an aggregate basis for the existing owners, which includes the Sponsor and management, it has provided the information required by Item 506 of Regulation S-K.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Key indicators of financial condition and operating performance, page 71

25.	We note your disclosure on page 72 regarding the RevPAR index and that you select the competing hotels included in the metric. Please revise to provide more detail regarding how you determine each subject hotel’s competitive set and identify the hotels included in the competitive set or advise.

La Quinta has revised pages iii and 76 to provide more detail regarding how it determines each hotel’s competitive set and to identify the hotels most often included in a La Quinta hotel’s competitive set.

Results of Operations, page 74

26.	We note the chart on page 74 relating to your “system-wide comparable hotels.” Please revise to clarify what you mean by your system-wide comparable hotels. To the extent hotels are excluded from your system-wide comparable hotels, please revise to briefly explain such exclusions, if applicable.

La Quinta has revised page 78 to address the matters identified by the Staff’s comment.

Operating expenses, page 78

27.	We note your disclosure that increases to your direct lodging expenses were driven by increases in commodity pricing. Please clarify which commodities impact such expenses.

La Quinta has revised page 82 to clarify which commodities impacted its direct lodging expenses.

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28.	We note your disclosure that increases to your direct lodging expenses were also driven by shifts in consumer payment options by certain online travel agencies. Please explain in more detail the consumer payment options that increase your travel agency commission costs. In addition, please identify the “significant new online travel agency” that was introduced to your system.

La Quinta has revised page 82 to address the matters identified by the Staff’s comment.

Debt, page 96

29.	We note your disclosure on page 97 that you intend to refinance your current debt facilities. We further note your disclosure on pages 79 and 84, indicating that your net interest expenses have increased significantly as the result of refinancing your debt. Please expand upon your disclosure to discuss whether you expect your net interest expenses to continue to increase in light of your anticipated refinancing.

La Quinta has revised page 101 to indicate that it expects its net interest expense to decrease in light of its anticipated refinancing of its secured debt and the use of proceeds from the offering to reduce its aggregate amount of debt.

Contractual obligations, page 97

30.	Please include a pro forma contractual obligation table that reflects the estimated application of proceeds to your outstanding indebtedness and any debt assumed upon acquisition of the Previously Managed Properties.

La Quinta has revised page 102 to include a pro forma contractual obligation table that will reflect the estimated application of net proceeds from this offering, the Pre-IPO Transactions (including the acquisition of the Previously Managed Portfolio) and the intended refinancing of its current debt facilities.

Company overview, page 107

31.	We note your disclosure on page 108 regarding the repositioning capital used to update guest rooms at your owned hotels. Please expand upon your disclosure here, or elsewhere as appropriate, to discuss the average age of your owned hotels. We note your disclosure on page 4 that the average age of your franchised hotels is 13 years.

La Quinta has revised page 119 to include the average age of its owned hotels.

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Our brand and hotels, page 113

32.	Please expand upon your disclosure to break-out the number of your owned and franchised hotels that serve the midscale segment and the upper-midscale segment.

La Quinta has revised page 119 to disclose the number of its owned and franchised hotels that serve each of the midscale and upper-midscale segments.

33.	We note your disclosure that your pipeline consists of 19 international locations and 156 domestic locations. Please expand upon your disclosure to provide more detail concerning the significant geographic locations of the 156 domestic locations in your pipeline.

La Quinta has revised page 119 to provide additional detail concerning the significant geographic locations of its domestic pipeline.

Franchising agreements and fees, page 118

34.	We note your disclosure on page 119 that you have retained nearly 90% of your franchise partners since the inception of your franchising program. Please revise your disclosure to clarify how many franchise agreements have been terminated in the last year and which party initiated the terminations.

La Quinta has revised page 124 to clarify how many franchise agreements have been terminated over the past twelve months and which party initiated the terminations.

Our marketing operation, page 120

35.	We note your disclosure on page 120 that your marketing is primarily supported through your BMF. We also note your disclosure in your MD&A, particularly page 65, indicating that you spend significantly more on “marketing, promotional and other advertising expenses” than on marketing expenses funded through your BMF. Please reconcile these disclosures or advise.

La Quinta has revised page 125 to reconcile this disclosure to the disclosure noted in its MD&A.

36.	Please quantify the number of La Quinta Returns active members that you have.

La Quinta has revised the disclosure on page 125 to quantify the number of La Quinta Returns active members as of September 30, 2013.

Executive officers and directors, page 127

37.	Please revise your disclosure to state when Mr. Goldberg began his term as a member of your board of directors.

La Quinta has revised page 132 to state when Mr. Goldberg began his term as a member of the boards of directors of the Predecessor Entities and La Quinta.

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Description of indebtedness, page 145

38.	Please revise your disclosure to discuss in detail the restrictive covenants associated with your secured debt. We note your risk factor disclosure in this regard on page 44.

La Quinta respectfully advises the Staff that it intends to revise the disclosure in the “Description of indebtedness” section in a subsequent submission or filing to reflect the terms of the intended refinancing and will describe in detail the restrictive covenants associated with such future debt.

Underwriting, page 161

39.	We note your disclosure on page 165 that certain of the underwriters and their affiliates have performed various services for you. Please revise to disclose any historical investment banking and commercial dealings between the underwriters and you, your sponsors and their affiliates.

La Quinta has revised the disclosure on page 170 to disclose the specific transactions within the preceding 180 days in which the joint bookrunning managers or their affiliates have performed commercial banking, investment banking or advisory services for La Quinta or its affiliates, including Blackstone. Other than as disclosed in the Amendment No. 1, in the preceding 180 days, there have been no material commercial banking, investment banking or advisory services between the underwriters, on the one hand, and La Quinta or its affiliates, including Blackstone, on the other hand. For the purposes of this response, (i) material dealings refer to those transactions in which the underwriters or their affiliates have received a fee of at least $500,000 and (ii) La Quinta’s affiliates refer to its subsidiaries (following the Pre-IPO Transactions) and its Sponsor. This disclosure is consistent with the information provided to the Financial Industry Regulatory Authority, Inc. (“FINRA”) as required by sections (c) through (f) of FINRA Rule 5110, which sets forth the criteria by which FINRA determines whether the compensation paid or to be paid to the underwriting syndicate in connection with a qualifying securities offering is fair and reasonable.

La Quinta Predecessor Entities

Note 2 – Basis of presentation and significant accounting policies

Basis of presentation and consolidations, pages F- 8 - F-9

40.

We note that you have determined LQM to be a VIE where you are the primary beneficiary. Please tell us and disclose within your filing, the basis and methodology utilized for determining that you were the primary beneficiary. Your

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discussion should discuss significant judgments and assumptions made. Given the lack of member contributions and equity investments, please also discuss how LQM is financed. In addition, please clarify and disclose whether creditors of LQM have recourse to your general credit and discuss any arrangements, events, or circumstances that could expose you to a potential loss related to your relationship with LQM. Reference is made to paragraphs 810-10-50-12 and 14 of the Financial Accounting Standards Codification.

La Quinta considered Financial Accounting Standards Codification (“ASC”) 810-10-25 in determining it is the primary beneficiary of LQ Management L.L.C.’s (“LQM”) activities. La Quinta considered that LQM’s sole purpose is to manage all of La Quinta’s day to day operations, as well as to provide day to day management of the Managed Hotels. In return for providing management services to La Quinta and the Managed Hotels, La Quinta and the Managed Hotels pay LQM a management fee and reimburse LQM for costs incurred on their behalf, in accordance with management and service agreements in place. La Quinta is the primary beneficiary of LQM as the management and service agreements in place provide for La Quinta to reimburse LQM for its expenses in a manner that allows LQM to realize a reasonable profit. La Quinta has not provided financial or other support to LQM during the periods presented that it was not contractually required to provide, and LQM’s agreements with its vendors are structured as non-recourse to La Quinta’s general credit. Further, pursuant to ASC 810-10-25-38, because one variable interest will receive a majority of any residual returns (the two individual owners), and a different variable interest will effectively absorb a majority of any residual losses (La Quinta), the entity holding the variable interest absorbing the losses shall be responsible for consolidating the VIE.

La Quinta has revised pages F-9 and F-42 to expand the disclosure regarding the basis and methodology utilized to determine that it is the primary beneficiary of LQM.

Revenue Recognition, pages F-9 – F-10

41.	We note that you recognize a majority of the initial fee as revenue when the franchise agreement is signed and recognize the remaining deferred portion when the franchised property opens. Please clarify to us and disclose within your filing, how you determine the amount of the initial fee to defer. Your response should discuss what conditions or obligations exist to prevent you from recognizing the full initial fee upfront and how you evaluated these conditions or obligations in determining whether substantial performance has been achieved.

La Quinta respectfully advises the Staff that upon execution of a franchise agreement, a franchisee is required to pay La Quinta an initial fee. La Quinta considered ASC 952-605 -25 and recognizes the initial fee as revenue when substantial

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performance of our obligations to the franchisee with respect to the initial fee has been achieved. In most cases, the vast majority of the initial fee is recognized as revenue when each franchise agreement is signed as, after that date, our remaining obligations to the franchisee are limited to (1) pre-opening inspections, for which we defer $2,500, and (2) if mandated by us or agreed to with the franchisee, pre-opening training and marketing support related to entry into the La Quinta brand, for which we defer $5,000. These amounts represent an estimate of the value provided to the franchisee related to the services provided, and are based on our experience with time, materials, and third-party costs necessary to provide these services. La Quinta recognizes these remaining deferred initial fees as revenue when the franchised property opens as the remaining service obligations have been fulfilled upon opening. La Quinta respectfully advises the Staff that as of December 31, 2013 and 2012, the total amount of deferred initial fees was $0.7 million and $0.5 million, respectively.

La Quinta has revised pages F-10 and F-43 to disclose how it establishes the amount of the initial franchise fee deferral.

42.	Please clarify whether the initial fee is relatively large compared to continuing franchise fees. To the extent, the initial fee is significant please clarify how you have complied with the accounting literature outlined within paragraph 952-605-25-4 and the disclosure requirements outlined within paragraph 952-605-50-2 of the Financial Accounting Standards Codification.

La Quinta respectfully advises the Staff that the initial fee is not significant compared to continuing franchise fees for an individual franchised hotel. For the years ended December 31, 2013, 2012, and 2011, the initial fees recognized as revenue were $3.1 million, $2.0 million, and $1.3 million, respectively, and the continuing franchise fees were $74.0 million, $65.1 million, and $56.2 million, respectively. The initial fees relative to the franchise fees were 4.2%, 3.1%, and 2.3% for the years ended December 31, 2013, 2012, and 2011, respectively. These percentages demonstrate that the initial fees are not significant in comparison to the continuing franchise fees, and as such, disclosure requirements of ASC 952-605-50-2 are considered not significant to the users of the financial statements.

Property and Equipment, page F-11

43.	Please revise to disclose your capitalization policy. Your disclosure should address the types of expenses that are potentially capitalized such as interest, taxes, salaries and other general and administrative expenses. In addition, please disclose the periods of capitalization including a discussion of when the capitalization period begins and ends. Lastly, please disclose the amount of salaries and other general and administrative expenses that were capitalized and a discussion of any significant fluctuation in your capitalization rates.

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La Quinta respectfully advises the Staff that its capitalized costs primarily include third party contract labor, professional design and construction costs, including associated materials, and other direct and indirect costs, such as sales and use tax and interest costs, incurred during the redevelopment and renovation period. The capitalization period begins when the activities related to development have begun and ceases when the project is substantially complete and the assets are in the condition and location necessary for intended use or occupancy. Once a redevelopment project is substantially complete and the associated assets are ready for intended use, costs related to the redevelopment project are no longer capitalized. Additionally, La Quinta capitalizes costs such as construction administration, cost accounting, design and other various office costs that clearly relate to projects under development or construction (“Indirect Costs”) . There are no general corporate overhead costs included in the amounts capitalized. Total capitalized Indirect Costs were $2.7 million, $1.8 million, and $2.1 million for the years ended December 31, 2012, 2011, and 2010, respectively.

La Quinta has revised page F-12 to expand the disclosure on its capitalization policy to include the information requested in the Staff’s comment, together with a discussion of any significant fluctuation in its capitalization rate.

Exhibit index, page II-2

44.	We note you indicate that a number of your exhibits are to be filed by amendment. Please file all required exhibits as promptly as possible. If you are not in a position to file your legal opinion with the next amendment, please file a draft copy on EDGAR as correspondence.

We have attached as Annex A to this letter the form of the legal opinion that La Quinta anticipates filing with a subsequent filing. La Quinta advises the Staff that it will file any remaining required exhibits in one or more future submissions or filings. La Quinta understands that the Staff requires a reasonable amount of time for review.

45.	We note the exhibit list includes “form of” agreements, particularly Exhibit 3.2. Please refer to Item 601 of Regulation S-K and advise us if you do not intend on filing final, executed agreements prior to effectiveness of the registration statement.

La Quinta presently anticipates that certain documents, including its amended and restated certificate of incorporation, amended and restated bylaws, stockholders’ agreement and registration rights agreement will take effect, or be entered into, subsequent to the effectiveness of the Registration Statement and prior to or simultaneously with the completion of the offering. Accordingly, La Quinta will be filing the “form of” certain documents and not executed documents. La Quinta advises the Staff that it anticipates filing the final certificate of incorporation, bylaws, stockholders’ agreement and registration rights agreement with a Current Report on Form 8-K following effectiveness.

*         *         *         *         *

Please do not hesitate to call Michael Nathan at 212-455-2538 with any questions or further comments you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP Simpson Thacher & Bartlett LLP

cc:	Securities and Exchange Commission

  Coy Garrison, Esq.

  Wilson Lee

  Kevin Woody

La Quinta Holdings Inc.

  Mark M. Chloupek, Esq.

  Keith A. Cline

Latham & Watkins LLP

  Marc D. Jaffe, Esq.

  Cathy A. Birkeland, Esq.

Annex A

[FORM OF OPINION OF SIMPSON THACHER & BARTLETT LLP]

[            ], 2014

La Quinta Holdings Inc.

909 Hidden Ridge, Suite 600

Irving, Texas 75038

Ladies and Gentlemen:

We have acted as counsel to La Quinta Holdings Inc., a Delaware corporation (the “Company”), in connection with the Registration Statement on Form S-1 (File No. 333-[ ]) (as amended, the “Registration Statement”) filed by the Company with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Act”), relating to the issuance by the Company of an aggregate of [            ] shares of Common Stock, par value $0.01 per share (together with any additional shares of such stock that may be issued by the Company pursuant to Rule 462(b) (as prescribed by the Commission pursuant to the Act) in connection with the offering described in the Registration Statement, the “Shares”).

We have examined the Registration Statement and a form of the Amended and Restated Certificate of Incorporation of the Company (the “Amended Certificate”), which has been filed with the Commission as an exhibit to the Registration Statement. We also have examined the originals, or duplicates or certified or conformed copies, of such records, agreements, documents and other instruments and have made such other investigations as we have deemed relevant and necessary in connection with the opinions hereinafter set forth. As to questions of fact material to this opinion, we have relied upon certificates or comparable documents of public officials and of officers and representatives of the Company.

In rendering the opinion set forth below, we have assumed the genuineness of all signatures, the legal capacity of natural persons, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as duplicates or certified or conformed copies and the authenticity of the originals of such latter documents.

Based upon the foregoing, and subject to the qualifications, assumptions and limitations stated herein, we are of the opinion that (1) when the Amended Certificate has been duly filed with the Secretary of State of the State of Delaware and the Board of Directors of the Company (the “Board”) has taken all necessary corporate action to authorize and approve the issuance of the Shares and (2) upon payment and delivery in accordance with the applicable definitive underwriting agreement approved by the Board, the Shares will be validly issued, fully paid and nonassessable.

We do not express any opinion herein concerning any law other than the Delaware General Corporation Law.

We hereby consent to the filing of this opinion letter as Exhibit 5.1 to the Registration Statement and to the use of our name under the caption “Legal Matters” in the Prospectus included in the Registration Statement.

Very truly yours,

SIMPSON THACHER & BARTLETT LLP